Share Capital - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 31, 2014 Share Capital before Increase USD ($)	May 31, 2014 Share Capital after Increase USD ($)	Oct. 31, 2010 Class A Ordinary Shares Vote	Dec. 31, 2014 Class A Ordinary Shares Galaxy ENet Inc	May 31, 2014 Class A Ordinary Shares Share Capital before Increase USD ($)	May 31, 2014 Class A Ordinary Shares Share Capital after Increase USD ($)	May 31, 2014 Class A Ordinary Shares Additional Share Capital after Increase USD ($)	May 31, 2013 Class A Ordinary Shares Fastweb and Tianwang and Yilong	Dec. 31, 2014 Class A Ordinary Shares Fastweb and Tianwang and Yilong	Oct. 31, 2013 Class A Ordinary Shares Esta Investments CNY	Jul. 31, 2012 Class B Ordinary Shares	Oct. 31, 2010 Class B Ordinary Shares Vote	May 31, 2014 Class B Ordinary Shares Share Capital before Increase USD ($)	May 31, 2014 Class B Ordinary Shares Share Capital after Increase USD ($)
Class of Stock [Line Items]
Ordinary shares					$ 7,700	$ 15,000
Ordinary shares, shares authorized (in shares)									470,000,000	1,200,000,000							300,000,000	300,000,000
Ordinary shares, par value (in dollars per share)									$ 0.00001	$ 0.00001	$ 0.00001						$ 0.00001	$ 0.00001
Ordinary shares, additional shares authorized (in shares)											730,000,000
Entitled vote per ordinary share							1									10
Conversion ratio, Class B ordinary share into Class A Ordinary Share																1
Share Repurchase Plan, shares repurchased (in shares)														34,683,042	2,686,965
Business acquisition, shares issued								3,683,712				5,282,100	2,666,898
Share Repurchase Plan, share value (in dollars)		213,665	59,822											533,301
Shares issued (in shares)														5,316,960
Net proceeds from issuance of ordinary shares	$ 0	0	533,301	0										78,685